American Funds® Global Insight Fund
Investment portfolio
January 31, 2026
unaudited

Common stocks 97.97% Information technology 26.51%	Shares	Value (000)
Broadcom, Inc.	2,485,107	$823,316
Microsoft Corp.	1,578,811	679,347
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,870,252	618,230
Apple, Inc.	2,045,466	530,758
ASML Holding NV	347,403	500,577
NVIDIA Corp.	1,900,022	363,151
SK hynix, Inc. (GDR)	423,378	267,369
SAP SE	1,127,281	227,906
Fujitsu, Ltd.	5,446,500	150,732
KLA Corp.	99,809	142,521
Keyence Corp.	268,160	97,796
Micron Technology, Inc.	234,589	97,326
TDK Corp.	7,397,875	94,696
Tokyo Electron, Ltd.	317,600	84,777
Applied Materials, Inc.	248,217	80,005
Accenture PLC, Class A	301,943	79,604
Salesforce, Inc.	350,841	74,480
Disco Corp.	149,800	64,069
NEC Corp.	1,874,300	63,098
Amphenol Corp., Class A	409,493	59,000
Halma PLC	1,054,382	51,132
Shopify, Inc., Class A, subordinate voting shares (a)	265,700	34,868
Intel Corp. (a)	374,601	17,408
Constellation Software, Inc.	8,887	16,401
ServiceNow, Inc. (a)	68,685	8,037
		5,226,604
Industrials 18.52%
General Electric Co. aka GE Aerospace	1,249,932	383,467
Safran SA	963,287	343,691
Rolls-Royce Holdings PLC	18,771,983	311,065
GE Vernova, Inc.	366,476	266,197
DSV A/S	674,092	189,270
Ingersoll-Rand, Inc.	1,818,379	156,544
Airbus SE, non-registered shares	654,709	150,090
Northrop Grumman Corp.	181,786	125,843
RTX Corp.	603,824	121,326
Hitachi, Ltd.	3,295,800	114,169
BAE Systems PLC	3,843,961	103,830
HEICO Corp.	194,842	64,475
HEICO Corp., Class A	122,045	31,072
Rheinmetall AG, non-registered shares	39,465	83,338
Siemens AG	263,637	80,094
Ryanair Holdings PLC (ADR)	1,133,919	80,055
Bombardier, Inc., Class B (a)	450,112	76,892
MTU Aero Engines AG	170,238	75,571
American Funds Global Insight Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
United Rentals, Inc.	92,521	$72,357
IHI Corp.	2,870,200	66,173
ABB, Ltd.	735,796	63,448
Mitsubishi Corp.	2,294,300	60,737
Paychex, Inc.	577,554	59,563
Schneider Electric SE	195,407	56,123
AMETEK, Inc.	249,460	55,874
ITT, Inc.	290,322	52,926
Caterpillar, Inc.	72,342	47,555
Lennox International, Inc.	94,931	46,998
ITOCHU Corp.	3,605,000	45,913
Wolters Kluwer NV	487,804	45,610
RELX PLC	1,168,436	41,234
TransDigm Group, Inc.	28,745	41,035
Epiroc AB, Class A	1,322,878	37,084
Canadian National Railway Co. (CAD denominated)	339,689	32,678
Recruit Holdings Co., Ltd.	488,200	25,552
ATI, Inc. (a)	170,441	20,504
Daikin Industries, Ltd.	138,400	16,620
UL Solutions, Inc., Class A	84,192	5,913
		3,650,886
Financials 14.91%
JPMorgan Chase & Co.	1,370,385	419,187
UniCredit SpA	2,671,856	232,622
DBS Group Holdings, Ltd.	4,677,435	217,675
Mastercard, Inc., Class A	385,558	207,735
Standard Chartered PLC	7,694,225	196,039
Deutsche Bank AG	4,767,748	188,193
London Stock Exchange Group PLC	1,396,814	155,238
Munchener Ruckversicherungs-Gesellschaft AG	252,379	153,288
Marsh & McLennan Cos., Inc.	681,339	128,221
AIA Group, Ltd.	10,225,400	118,261
Hong Kong Exchanges and Clearing, Ltd.	1,920,100	106,228
Aon PLC, Class A	289,366	101,174
Skandinaviska Enskilda Banken AB, Class A	4,248,958	91,276
Visa, Inc., Class A	270,071	86,917
Arch Capital Group, Ltd. (a)	685,297	65,816
S&P Global, Inc.	115,863	61,151
Euronext NV	398,365	55,673
Arthur J. Gallagher & Co.	188,539	47,016
Chubb, Ltd.	149,404	46,249
Deutsche Boerse AG	181,470	45,882
NatWest Group PLC	4,462,019	40,614
KKR & Co., Inc.	350,841	40,087
Banco Santander SA	2,320,218	29,648
Intact Financial Corp.	145,778	26,541
Progressive Corp.	93,522	19,453
Blackstone, Inc.	121,637	17,324
BNP Paribas SA	147,548	15,951
T&D Holdings, Inc.	639,500	15,715
Bank of America Corp.	178,731	9,508
		2,938,682
American Funds Global Insight Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care 8.82%	Shares	Value (000)
AstraZeneca PLC	1,756,003	$326,784
Novo Nordisk AS, Class B	4,004,435	234,882
Abbott Laboratories	1,512,111	165,274
Amgen, Inc.	479,002	163,761
BeOne Medicines, Ltd. (ADR) (a)	374,007	127,305
EssilorLuxottica SA	322,750	98,665
Eli Lilly and Co.	87,946	91,213
Chugai Pharmaceutical Co., Ltd.	1,480,900	84,217
Vertex Pharmaceuticals, Inc. (a)	168,441	79,150
HOYA Corp.	396,400	66,263
AbbVie, Inc.	222,797	49,686
Mettler-Toledo International, Inc. (a)	31,916	43,828
UnitedHealth Group, Inc.	150,179	43,091
CVS Health Corp.	487,000	36,291
Danaher Corp.	161,837	35,425
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	3,357,200	29,416
Terumo Corp.	2,064,500	26,913
Align Technology, Inc. (a)	141,333	23,042
Cytokinetics, Inc. (a)	161,996	10,237
Royalty Pharma PLC, Class A	81,700	3,405
		1,738,848
Communication services 8.41%
Alphabet, Inc., Class A	1,897,500	641,355
Alphabet, Inc., Class C	1,002,105	339,243
Meta Platforms, Inc., Class A	392,577	281,281
Tencent Holdings, Ltd.	1,008,200	78,208
Nintendo Co., Ltd.	1,127,300	73,242
Swisscom AG (a)(b)	63,590	52,111
T-Mobile US, Inc.	215,799	42,558
ROBLOX Corp., Class A (a)	637,952	41,952
Netflix, Inc. (a)	353,660	29,527
Spotify Technology SA (a)	52,947	26,492
America Movil, SAB de CV, Class B (ADR)	1,228,746	25,435
Koninklijke KPN NV	3,166,904	15,421
Singapore Telecommunications, Ltd.	3,083,400	11,125
		1,657,950
Consumer discretionary 7.00%
Amazon.com, Inc. (a)	1,088,613	260,505
Royal Caribbean Cruises, Ltd.	642,745	208,667
LVMH Moet Hennessy-Louis Vuitton SE	205,778	133,399
MercadoLibre, Inc. (a)	47,366	101,732
Sony Group Corp.	3,456,900	77,153
Industria de Diseno Textil SA	1,130,019	73,671
Hilton Worldwide Holdings, Inc.	215,840	64,430
Aramark	1,604,144	61,744
Chipotle Mexican Grill, Inc. (a)	1,480,098	57,531
Alibaba Group Holding, Ltd.	1,803,400	39,059
Burlington Stores, Inc. (a)	123,334	36,490
YUM! Brands, Inc.	233,512	36,311
Flutter Entertainment PLC (a)	208,560	34,444
Norwegian Cruise Line Holdings, Ltd. (a)	1,501,708	32,978
TJX Cos., Inc. (The)	214,103	32,075
Amadeus IT Group SA, Class A, non-registered shares	477,555	32,051
American Funds Global Insight Fund — Page 3 of 8

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Aristocrat Leisure, Ltd.	798,297	$29,774
Tractor Supply Co.	482,104	24,529
Marriott International, Inc., Class A	48,054	15,151
H World Group, Ltd.	3,076,200	15,074
Moncler SpA	229,530	13,334
		1,380,102
Utilities 4.63%
Engie SA	7,478,473	222,502
RWE AG	3,356,946	212,964
CenterPoint Energy, Inc.	2,755,298	109,358
Constellation Energy Corp.	380,670	106,847
Atmos Energy Corp.	498,782	82,967
Iberdrola, SA, non-registered shares	3,424,942	76,831
SSE PLC	2,001,964	66,348
Sempra	399,278	34,741
		912,558
Consumer staples 4.37%
Philip Morris International, Inc.	1,136,969	204,018
Danone SA	1,924,637	150,205
L’Oreal SA, non-registered shares	250,368	114,851
British American Tobacco PLC	1,677,285	100,434
Nestle SA	748,989	71,145
Mondelez International, Inc., Class A	976,989	57,125
Costco Wholesale Corp.	53,192	50,014
Keurig Dr Pepper, Inc.	1,316,282	36,119
Carlsberg A/S, Class B	232,000	31,410
Coca-Cola Co.	213,423	15,966
Anheuser-Busch InBev SA/NV	156,507	11,146
Unilever PLC	154,103	10,418
Constellation Brands, Inc., Class A	53,128	8,325
		861,176
Energy 2.33%
TotalEnergies SE (EUR denominated)	2,536,090	183,826
Exxon Mobil Corp.	629,085	88,953
EQT Corp.	775,074	44,745
TC Energy Corp. (CAD denominated)	719,747	42,202
BP PLC	5,712,763	36,256
ConocoPhillips	256,734	26,759
South Bow Corp.	852,796	24,225
Cameco Corp. (CAD denominated)	101,459	12,549
		459,515
Materials 1.94%
Linde PLC	220,498	100,761
Barrick Mining Corp. (CAD denominated)	1,921,229	87,818
Air Liquide SA	418,264	78,305
Air Products and Chemicals, Inc.	144,222	39,301
Sherwin-Williams Co.	76,650	27,183
International Paper Co.	619,492	24,978
Shin-Etsu Chemical Co., Ltd.	721,300	23,905
		382,251
American Funds Global Insight Fund — Page 4 of 8

unaudited
Common stocks (continued) Real estate 0.53%	Shares	Value (000)
Welltower, Inc. REIT	556,278	$104,781
Total common stocks (cost: $13,084,268,000)		19,313,353
Short-term securities 1.56% Money market investments 1.55%
Capital Group Central Cash Fund 3.62% (c)(d)	3,057,751	305,775
Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.61% (c)(e)	615,089	615
Total short-term securities (cost: $306,391,000)		306,390
Total investment securities 99.53% (cost: $13,390,659,000)		19,619,743
Other assets less liabilities 0.47%		93,567
Net assets 100.00%		$19,713,310
Investments in affiliates (d)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend or interest income (000)
Short-term securities 1.55%
Money market investments 1.55%
Capital Group Central Cash Fund 3.62% (c)	$977,005	$713,516	$1,384,601	$88	$(233)	$305,775	$8,568

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Rate represents the seven-day yield at 1/31/2026.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan.
American Funds Global Insight Fund — Page 5 of 8

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
American Funds Global Insight Fund — Page 6 of 8

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of January 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,959,235	$267,369	$—	$5,226,604
Industrials	3,650,886	—	—	3,650,886
Financials	2,938,682	—	—	2,938,682
Health care	1,738,848	—	—	1,738,848
Communication services	1,657,950	—	—	1,657,950
Consumer discretionary	1,380,102	—	—	1,380,102
Utilities	912,558	—	—	912,558
Consumer staples	861,176	—	—	861,176
Energy	459,515	—	—	459,515
Materials	382,251	—	—	382,251
Real estate	104,781	—	—	104,781
Short-term securities	306,390	—	—	306,390
Total	$19,352,374	$267,369	$—	$19,619,743

American Funds Global Insight Fund — Page 7 of 8

unaudited
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-122-0326
American Funds Global Insight Fund — Page 8 of 8